Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
FRIEDMAN INDUSTRIES, INCORPORATED

Column A	Column B	Column C		Column D	Column E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts— Describe(A)	Deductions— Describe(B)	Balance at End of Period
Year ended March 31, 2020
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$29,178	$—	$677,652	$624,413	$82,417
Year ended March 31, 2019
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$21,052	$—	$765,732	$757,606	$29,178

(A)
Allowance for doubtful accounts charged to bad debt expense of
$53,239
and
$15,673
during fiscal years
2020
and
2019,
respectively. Cash discounts allowed on sales and charged against revenue of
$624,413
and
$750,059
during fiscal years
2020
and
2019,
respectively.

(B)	Accounts receivable written off of $0 and $7,547 and cash discounts taken on sales of $624,413 and $750,059 during fiscal years 2020 and 2019, respectively.